JULY 8, 2026
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD STOCK HLS FUND SUMMARY PROSPECTUS
DATED APRIL 30, 2026, AS SUPPLEMENTED TO DATE
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 30, 2026, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding the Hartford Stock HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective July 8, 2026, Peter C. Fisher will no longer serve as portfolio manager to the Hartford Stock HLS Fund. Effective July 8, 2026, Timothy J. Casaletto, CFA and G. Thomas Levering are being added as portfolio managers to the Hartford Stock HLS Fund. Accordingly, effective July 8, 2026, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus:
(1) Under the headings “Management” in the above referenced Summary Prospectus and “Hartford Stock HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Timothy J. Casaletto, CFA	Managing Director and Portfolio Manager	January 2025
G. Thomas Levering	Senior Managing Director, Global Industry Analyst and Portfolio Manager	July 2026
(2) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Stock HLS Fund” in the above referenced Statutory Prospectus, the portfolio manager information is deleted in its entirety and replaced with the following:
Timothy J. Casaletto, CFA, Managing Director and Portfolio Manager of Wellington Management, has served as a portfolio manager for the Fund since July 2026 and has been involved in securities analysis for the Fund since January 2025. Mr. Casaletto joined Wellington Management as an investment professional in 2014.
G. Thomas Levering, Senior Managing Director, Global Industry Analyst and Portfolio Manager of Wellington Management, has served as a portfolio manager for the Fund since July 2026. Mr. Levering joined Wellington Management as an investment professional in 2000.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7794
July 2026